CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Net (loss)	SFr (108.5)	SFr (361.9)	SFr (312.2)
Items that are or may be reclassified to the statement of income or loss
Foreign currency translation adjustments	0.0	(13.3)	(95.0)
Items that will not be reclassified to the statement of income or loss
Pension-relation adjustments	2.8	(8.9)	(28.4)
Related tax	(0.6)	1.2	5.4
Other comprehensive income (loss), net of taxes	2.2	(21.0)	(118.0)
Attributable to:
Sunrise Communications AG shareholders	2.3	(21.0)	(117.8)
Non-controlling interest	(0.1)	0.0	(0.2)
Total comprehensive (loss), net of taxes	(106.3)	(382.9)	(430.2)
Attributable to:
Sunrise Communications AG shareholders	(109.9)	(386.8)	(433.9)
Non-controlling interest	SFr 3.6	SFr 3.9	SFr 3.7